Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share purchase warrants	Contributed surplus	Deficit	Accumulated other comprehensive loss	Total
Balance-beginning of period at Dec. 31, 2015	$ 1,130,779	$ 0	$ 53,965	$ (944,097)	$ (73,592)	$ 167,055
Shares issued-net of issue costs	8,841					8,841
Flow-through share premium	(1,843)					(1,843)
Shares issued on acquisition of Hook Carter property (note 12)	2,854					2,854
Share options exercised-cash	0					0
Share options exercised-non cash	0		0			0
Warrants issued in connection with APG Arrangement (note 13)		0				0
Stock-based compensation expense			341			341
Net loss				(17,343)		(17,343)
Unrealized gain (loss) on investments					3	3
Unamortized experience gain – post employment liability					428	428
Foreign currency translation					13,012	13,012
Foreign currency translation realized in net income (loss)					(637)	(637)
Balance-end of period at Dec. 31, 2016	1,140,631	0	54,306	(961,440)	(60,786)	172,711
Shares issued-net of issue costs	13,955					13,955
Flow-through share premium	(2,839)					(2,839)
Shares issued on acquisition of Hook Carter property (note 12)						0
Share options exercised-cash	70					70
Share options exercised-non cash	110		(110)			0
Warrants issued in connection with APG Arrangement (note 13)		333				333
Stock-based compensation expense			969			969
Net loss				(14,168)		(14,168)
Unrealized gain (loss) on investments					4	4
Unamortized experience gain – post employment liability					0	0
Foreign currency translation					12,917	12,917
Foreign currency translation realized in net income (loss)					0	0
Balance-end of period at Dec. 31, 2017	$ 1,151,927	$ 333	$ 55,165	$ (975,608)	$ (47,865)	$ 183,952